Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure
Net Income (Loss)	$ 783,910	$ 1,007,985	$ 1,367,068	$ 103,682